CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 843,346	$ 669,807	$ 2,746,125	$ 3,040,714
Loss from operations	(843,346)	(669,807)	(2,746,125)	(3,040,714)
Other income:
Change in fair value of warrant liabilities	265,334	3,449,332	5,837,332	7,744,000
Interest earned on cash and investments held in Trust Account	157,033	57,200	3,018,726	63,997
Total other income	422,367	3,506,532	8,856,058	7,807,997
(Loss) Income before provision for income taxes	(420,979)	2,836,725	6,109,933	4,767,283
Provision for income taxes	(27,118)		(570,854)
Net (loss) income	$ (448,097)	$ 2,836,725	$ 5,539,079	$ 4,767,283
Class A common stock
Other income:
Weighted average shares outstanding, basic	1,953,422	25,000,000	23,358,326	25,000,000
Weighted average shares outstanding, diluted	1,953,422	25,000,000	23,358,326	25,000,000
Basic net (loss) income per share	$ (0.05)	$ 0.09	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ (0.05)	$ 0.09	$ 0.19	$ 0.15
Class B common stock
Other income:
Weighted average shares outstanding, basic	6,250,000	6,250,000	6,250,000	6,250,000
Weighted average shares outstanding, diluted	6,250,000	6,250,000	6,250,000	6,250,000
Basic net (loss) income per share	$ (0.05)	$ 0.09	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ (0.05)	$ 0.09	$ 0.19	$ 0.15